Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Dec. 31, 2024 USD ($) Vessel
Vessels Subject to Mortgages [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	11
Net book value | $	$ 282,687
Bareboat Chartered Vessels [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	8
Net book value | $	$ 201,805